ACCOUNTING FOR STOCK BASED COMPENSATION PLANS (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2012	Oct. 31, 2011
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]

The table below summarizes compensation expenses from share-based payment awards:

	Three Months Ended		Nine months Ended
	July 31,		July 31,
	2012	2011	2012	2011

Research & Development	$128,011	$95,263	$397,231	$265,768
General & Administrative	161,678	104,005	480,020	353,531
Total stock compensation recognized	$289,689	$199,268	$877,251	$619,299

March 1, 2002 (date of inception) to October 31, 2011
Net Loss as reported	$(35,487,856)
Add: Stock based option expense included in recorded net loss	89,217
Deduct stock option compensation expense determined under fair value based method	(328,176)
Adjusted Net Loss	$(35,726,815)

Schedule Of Share Based Compensation Activity [Table Text Block]
The Company utilized the following assumptions in the Black-Scholes valuation model to arrive at a fair value of $0.1448 per option granted during the three and nine months ended July 31, 2012:

Exercise Price:	$0.148
Stock Price:	$0.148
Days to Maturity:	3,650 days (10-year life for all options granted )
Risk-free Rate:	2.10%
Volatility:	143%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

A summary of changes in the stock option plan for nine months ended July 31, 2012 is as follows:

	Number of	Weighted-Average
	Options	Exercise Price
Outstanding at October 31, 2011:	27,317,424	$0.16
Granted	17,740,000	$0.15
Exercised	-	—
Expired	-
Outstanding at January 31, 2012	45,057,424	$0.16
Cancelled	250,000	0.15
Outstanding at April 30, 2012	44,807,424	0.16
Outstanding at July 31, 2012	44,807,424	0.16
Exercisable at July 31, 2012	27,560,653	$0.16
Not Exercisable at July 31, 2012	17,246,771	$0.15